Fair Value Measurements - Quantitative inputs and assumptions used for the Company's payment-dependent notes receivable, payment-dependent notes payable and short-term investments (Details)
$ in Thousands
	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Quantitative inputs and assumptions used for the Company's payment-dependent notes receivable, payment-dependent notes payable and short-term investments
Payment dependent notes receivable noncurrent	$ 14,975	$ 13,453
Payment dependent notes receivable current	243	1,153
Payment-dependent notes payable, noncurrent	14,975	13,453
Payment dependent notes payable current	243	1,153
Fair Value, Inputs, Level 3 [Member]
Quantitative inputs and assumptions used for the Company's payment-dependent notes receivable, payment-dependent notes payable and short-term investments
Payment dependent notes receivable noncurrent	14,975	13,453	$ 13,735
Payment dependent notes receivable current			38,124
Payment-dependent notes payable, noncurrent	$ 14,975	$ 13,453	13,735
Payment dependent notes payable current			$ 38,124
Payment dependent notes payable current measurement input range			5
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount for Lack of Marketability [Member]
Quantitative inputs and assumptions used for the Company's payment-dependent notes receivable, payment-dependent notes payable and short-term investments
Payment dependent notes receivable current measurement input range			5